Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Cash and cash equivalents		$ 5,700,000	$ 995,000
Bank's reserve requirement		3,400,000
Assets designated as trading		0	0
Goodwill		1,800,000	1,800,000
Compensation cost recognized period		5 years
Stock based compensation expenses for stock option		5,000	49,000	78,000
Stock based compensation expenses for stock option, Net of tax		3,000	30,000	48,000
Period for recapture of excess reserve		6 years
Bad debt reserve		3,700,000
Fair value of loan related commitments		4,100,000	1,700,000
Recorded investment	28,100,000
Increase in the allowance for credit losses	8,000,000
Loans with a recorded investment	6,700,000
Increase in the allowance for credit losses for additionally recognized recorded investments	$ 3,300,000
Common shares		47,538	49,538
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		40 years
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Furniture, fixtures, and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		10 years
Furniture, fixtures, and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years